CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2021
Accounting Standards Update [Extensible List]	Accounting Standards Update 2020-06 [Member]